Fair Value Measurements - Summary of the changes in the fair value of the FPA liability (Details) - Fair Value, Inputs, Level 3 [Member] - Empower Ltd [Member] - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Fair Value Liabilities Measured On Recurring Basis [Line Items]
Beginning balance	$ 2,050,000	$ 50,000	$ 2,050,000
Recognized loss on change in fair value (1)	(300,000)	2,000,000	1,500,000
Ending balance	$ 1,750,000	$ 2,050,000	$ 3,250,000